Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 174,016,662,000	$ 26,669,219	¥ 140,017,021,000
Deferred revenues - current	3,417,313,000	523,726	3,326,594,000
Deferred revenues - non-current	¥ 1,617,844,000	$ 247,945	¥ 1,942,635,000
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000
Class A ordinary shares
Ordinary shares, shares issued (in shares)	2,685,542,982	2,685,542,982	2,520,271,138
Ordinary shares, shares outstanding (in shares)	2,667,590,268	2,667,590,268	2,480,575,334
Class B ordinary shares
Ordinary shares, shares issued (in shares)	444,250,851	444,250,851	453,672,011
Ordinary shares, shares outstanding (in shares)	435,908,771	435,908,771	443,739,929
Traffic support, marketing and promotion services
Deferred revenues - current | ¥	¥ 491,869,000		¥ 796,193,000
Deferred revenues - non-current | ¥	1,121,280,000		1,747,020,000
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥	¥ 22,032,147,000		¥ 14,399,069,000